Lease Arrangements - Other Lease Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Finance Lease And Operating Lease By Lessee [Abstract]
Expenses relating to short-term leases	$ 107,940	$ 251,549
Expenses relating to low-value asset leases	2,732	7,385
Total cash outflow for leases	$ 426,288	$ 538,236